SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details 2
Beginning Balance			$ 19,885,057	$ 18,126,873	$ 18,126,873	$ 8,586,464
Accretion	$ 447,762	$ 513,706	895,524	$ 841,767	1,791,051	1,664,774
Reclamation work			0		(32,867)	(185,647)
McCoy Acquisition						3,561,848
KCC Acquisition						4,499,434
Point Rock Acquisition			2,098,052
Wayland Acquisition			66,129
Ending Balance	22,944,762		22,944,762		19,885,057	18,126,873
Current portion of reclamation liability	2,275,848		2,275,848		2,033,862	519,489
Long-term portion of reclamation liability	$ 20,668,914		$ 20,668,914		$ 17,851,195	$ 17,607,384